Segment Information and Information about Geographic Areas (Tables)	6 Months Ended
Jun. 30, 2013
Segment Information and Information about Geographic Areas
Schedule of total revenue by geographic areas

  The following table set forth the Company's total revenue by geographic areas for the years ended December 31, 2010, 2011, 2012 and for the six months ended June 30, 2012 and 2013, as determined based on the billing address of the customer.

	Year Ended December 31,			Six Months Ended June 30,
	2010	2011	2012	2012	2013
	(in thousands)
				(unaudited)
United States	$12,551	$28,913	$50,910	$23,038	$36,275
EMEA	640	1,538	3,686	1,505	3,017
Other	841	1,941	3,817	1,596	2,948

Total	$14,032	$32,392	$58,413	$26,139	$42,240

Schedule of long-lived assets by geographic areas

  The following table set forth the Company's long-lived assets by geographic areas as of December 31, 2011, 2012 and June 30, 2013:

	December 31,		June 30, 2013
	2011	2012
	(in thousands)
			(unaudited)
United States	$1,199	$5,369	$10,679
EMEA	251	248	235
Other	—	—	4

Total	$1,450	$5,617	$10,918